Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited)

Asset-Backed Securities — 13.8%

Security	Principal Amount (000's omitted)	Value
AASET, Series 2024-1A, Class A1, 6.261%, 5/16/49(1)	$3,366	$ 3,377,209
Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, 12/20/29(1)	2,086	2,099,086
Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class A2, 5.38%, 1/21/31(1)	1,735	1,731,450
Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28(1)	1,907	1,916,268
Avis Budget Rental Car Funding AESOP LLC:
Series 2022-3A, Class A, 4.62%, 2/20/27(1)	643	633,579
Series 2024-3A, Class A, 5.23%, 12/20/30(1)	1,675	1,664,002
CarMax Auto Owner Trust, Series 2023-1, Class A2A, 5.23%, 1/15/26	65	65,463
Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.52%, 5/15/36(1)	3,183	3,183,165
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	162	141,583
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	720	659,911
Conn's Receivables Funding LLC:
Series 2023-A, Class A, 8.01%, 1/17/28(1)	511	511,349
Series 2024-A, Class A, 7.05%, 1/16/29(1)	1,257	1,258,432
DataBank Issuer LLC, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	1,105	1,003,266
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	399	378,916
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49(1)	852	769,356
Diamond Issuer LLC, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	490	442,293
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, 4.474%, 10/25/45(1)	2,319	2,276,340
Driven Brands Funding LLC:
Series 2019-1A, Class A2, 4.641%, 4/20/49(1)	633	616,311
Series 2019-2A, Class A2, 3.981%, 10/20/49(1)	2,626	2,504,903
Enterprise Fleet Financing LLC:
Series 2023-1, Class A2, 5.51%, 1/22/29(1)	2,354	2,350,994
Series 2024-1, Class A2, 5.23%, 3/20/30(1)	1,690	1,685,818
Series 2024-2, Class A2, 5.74%, 12/20/26(1)	3,525	3,535,858
Series 2024-2, Class A3, 5.61%, 4/20/28(1)	1,225	1,235,905
FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29(1)	2,081	2,103,792
FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27(1)	608	600,102
FMC GMSR Issuer Trust:
Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(2)	200	179,588
Series 2022-GT2, Class A, 7.90%, 7/25/27(1)	4,000	4,063,012
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	419	406,197
GLS Auto Select Receivables Trust:
Series 2023-2A, Class A2, 6.37%, 6/15/28(1)	1,270	1,277,878
Series 2024-1A, Class A2, 5.24%, 3/15/30(1)	2,004	1,996,158
Security	Principal Amount (000's omitted)	Value
GLS Auto Select Receivables Trust: (continued)
Series 2024-2A, Class A2, 5.58%, 6/17/30(1)	$900	$ 900,655
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	120	95,526
JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, 2/26/29(1)	37	35,973
LAD Auto Receivables Trust:
Series 2023-1A, Class A2, 5.68%, 10/15/26(1)	365	364,537
Series 2023-2A, Class A2, 5.93%, 6/15/27(1)	374	374,613
Series 2023-3A, Class A2, 6.09%, 6/15/26(1)	1,158	1,158,327
Series 2023-4A, Class A2, 6.21%, 10/15/26(1)	1,350	1,351,375
Series 2024-1A, Class A3, 5.23%, 1/18/28(1)	1,790	1,780,465
Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29(1)	4,110	4,121,048
Marlette Funding Trust:
Series 2023-1A, Class A, 6.07%, 4/15/33(1)	231	231,372
Series 2023-1A, Class B, 6.50%, 4/15/33(1)	2,320	2,327,524
Series 2023-3A, Class B, 6.71%, 9/15/33(1)	3,500	3,521,379
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29(1)	4,339	4,357,840
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.23%, 4/20/54(1)	1,467	1,485,254
Mosaic Solar Loan Trust:
Series 2020-2A, Class C, 3.00%, 8/20/46(1)	710	655,207
Series 2022-2A, Class C, 5.95%, 1/21/53(1)	850	410,966
Series 2023-2A, Class B, 2.09%, 4/22/47(1)	1,276	964,565
Mosaic Solar Loans LLC:
Series 2017-1A, Class A, 4.45%, 6/20/42(1)	395	378,569
Series 2017-2A, Class A, 3.82%, 6/22/43(1)	1,375	1,284,133
NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.12%, 3/15/29(1)	1,710	1,705,138
NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	107	100,235
Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29(1)	277	277,521
OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.13%, 5/14/35(1)	4,380	4,288,628
Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	29	28,330
Oportun Issuance Trust:
Series 2021-B, Class A, 1.47%, 5/8/31(1)	1,923	1,820,982
Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,155	1,098,235
Series 2022-3, Class B, 8.533%, 1/8/30(1)	2,113	2,120,381
Series 2024-1A, Class A, 6.334%, 4/8/31(1)	3,176	3,177,989
Oscar U.S. Funding XVI LLC, Series 2024-1A, Class A2, 5.48%, 2/10/27(1)	4,915	4,911,142
Pagaya AI Debt Selection Trust:
Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	21	21,012
Series 2022-1, Class A, 2.03%, 10/15/29(1)	66	65,793
PEAC Solutions Receivables LLC, Series 2024-1A, Class A2, 5.79%, 6/21/27(1)	2,214	2,219,426

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
PFS Financing Corp., Series 2024-B, Class A, 4.95%, 2/15/29(1)	$4,290	$ 4,260,113
PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/39(1)(3)	1,925	1,930,286
Planet Fitness Master Issuer LLC:
Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	597	546,370
Series 2024-1A, Class A2I, 5.765%, 6/5/54(1)	2,427	2,433,514
Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29(1)	1,555	1,555,285
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class A2A, 5.00%, 9/15/48(1)	3,548	3,430,806
SBA Tower Trust, Series 2014-2A, Class C, 3.869% to 7/15/24, 10/15/49(1)(4)	500	496,796
ServiceMaster Funding LLC, Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	323	272,421
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.174%, 1/25/54(1)	2,494	2,517,537
Sierra Timeshare Receivables Funding LLC, Series 2024-1A, Class A, 5.15%, 1/20/43(1)	860	857,257
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31(1)	49	48,825
Stack Infrastructure Issuer LLC:
Series 2020-1A, Class A2, 1.893%, 8/25/45(1)	591	562,415
Series 2021-1A, Class A2, 1.877%, 3/26/46(1)	1,450	1,350,216
Sunnova Helios II Issuer LLC:
Series 2019-AA, Class A, 3.75%, 6/20/46(1)	1,056	960,417
Series 2021-B, Class A, 1.62%, 7/20/48(1)	1,346	1,157,519
Sunnova Helios IV Issuer LLC, Series 2020-AA, Class A, 2.98%, 6/20/47(1)	237	209,522
Sunnova Helios IX Issuer LLC, Series 2022-B, Class A, 5.00%, 8/20/49(1)	362	337,653
Sunnova Helios V Issuer LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	317	253,677
Sunnova Helios VII Issuer LLC, Series 2021-C, Class B, 2.33%, 10/20/48(1)	627	497,303
Sunnova Helios X Issuer LLC, Series 2022-C, Class B, 5.60%, 11/22/49(1)	999	919,069
Sunnova Helios XII Issuer LLC:
Series 2023-B, Class A, 5.30%, 8/22/50(1)	1,957	1,905,232
Series 2023-B, Class B, 5.60%, 8/22/50(1)	1,981	1,909,497
Sunnova Hestia I Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(1)	1,393	1,405,263
Sunnova Sol Issuer LLC, Series 2020-1A, Class B, 5.54%, 2/1/55(1)	2,294	1,848,597
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	148	121,230
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, 4.75%, 7/30/57(1)	575	530,293
Tesla Auto Lease Trust, Series 2023-B, Class A3, 6.13%, 9/21/26(1)	2,154	2,166,563
Theorem Funding Trust, Series 2022-3A, Class A, 7.60%, 4/15/29(1)	3,012	3,036,736
Security	Principal Amount (000's omitted)	Value
Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27(1)	$2,536	$ 2,538,080
Vantage Data Centers LLC, Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	140	128,727
Westlake Automobile Receivables Trust:
Series 2024-1A, Class B, 5.55%, 11/15/27(1)	1,622	1,616,095
Series 2024-1A, Class C, 5.65%, 2/15/29(1)	925	923,009
Total Asset-Backed Securities (identified cost $135,504,675)		$ 135,028,647

Collateralized Mortgage Obligations — 1.8%

Security	Principal Amount (000's omitted)	Value
Bellemeade Re Ltd., Series 2021-3A, Class A2, 6.335%, (30-day SOFR Average + 1.00%), 9/25/31(1)(5)	$150	$ 149,738
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(4)	449	409,543
CHNGE Mortgage Trust:
Series 2023-2, Class A3, 7.436% to 5/25/26, 6/25/58(1)(4)	661	664,322
Series 2023-4, Class A1, 7.573% to 8/25/26, 9/25/58(1)(4)	1,843	1,875,011
FARM Mortgage Trust, Series 2024-1, Class A1, 4.721%, 10/1/53(1)(2)	2,884	2,804,884
Federal Home Loan Mortgage Corp., Series 5324, Class MZ, 6.00%, 7/25/53	117	116,524
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2021-DNA3, Class M1, 6.085%, (30-day SOFR Average + 0.75%), 10/25/33(1)(5)	6	5,975
Series 2022-DNA1, Class M1A, 6.335%, (30-day SOFR Average + 1.00%), 1/25/42(1)(5)	1,416	1,420,308
Series 2022-DNA2, Class M1A, 6.635%, (30-day SOFR Average + 1.30%), 2/25/42(1)(5)	125	125,668
Series 2024-HQA1, Class A1, 6.585%, (30-day SOFR Average + 1.25%), 3/25/44(1)(5)	2,594	2,604,992
Federal National Mortgage Association Connecticut Avenue Securities, Series 2022-R07, Class 1M1, 8.285%, (30-day SOFR Average + 2.95%), 6/25/42(1)(5)	1,290	1,338,089
Government National Mortgage Association:
Series 2023-84, Class DL, 6.00%, 6/20/53	464	477,998
Series 2023-84, Class MW, 6.00%, 6/20/53	492	506,081
PNMAC GMSR Issuer Trust:
Series 2022-FT1, Class A, 9.525%, (30-day SOFR Average + 4.19%), 6/25/27(1)(5)	2,499	2,533,084
Series 2022-GT1, Class A, 9.585%, (30-day SOFR Average + 4.25%), 5/25/27(1)(5)	500	507,508
Series 2024-GT1, Class A, 8.545%, (1 mo. SOFR + 3.20%), 3/25/29(1)(5)	1,725	1,744,800
Total Collateralized Mortgage Obligations (identified cost $17,098,163)		$17,284,525

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Commercial Mortgage-Backed Securities — 12.3%

Security	Principal Amount (000's omitted)	Value
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. SOFR + 1.89%), 7/15/41(1)(6)	$2,921	$ 2,913,581
BPR Trust, Series 2022-SSP, Class A, 8.329%, (1 mo. SOFR + 3.00%), 5/15/39(1)(5)	3,730	3,749,122
BX Commercial Mortgage Trust:
Series 2021-VOLT, Class B, 6.393%, (1 mo. SOFR + 1.064%), 9/15/36(1)(5)	1,357	1,338,717
Series 2021-VOLT, Class C, 6.543%, (1 mo. SOFR + 1.214%), 9/15/36(1)(5)	5,851	5,736,969
Series 2021-VOLT, Class D, 7.093%, (1 mo. SOFR + 1.764%), 9/15/36(1)(5)	180	177,525
CAMB Commercial Mortgage Trust:
Series 2019-LIFE, Class B, 6.876%, (1 mo. SOFR + 1.547%), 12/15/37(1)(5)	1,852	1,850,166
Series 2019-LIFE, Class D, 7.376%, (1 mo. SOFR + 2.047%), 12/15/37(1)(5)	1,000	1,000,179
CSMC Trust, Series 2022-NWPT, Class A, 8.472%, (1 mo. SOFR + 3.143%), 9/9/24(1)(5)	1,891	1,898,947
Extended Stay America Trust:
Series 2021-ESH, Class A, 6.524%, (1 mo. SOFR + 1.194%), 7/15/38(1)(5)	4,878	4,862,496
Series 2021-ESH, Class B, 6.824%, (1 mo. SOFR + 1.494%), 7/15/38(1)(5)	1,276	1,271,313
Series 2021-ESH, Class C, 7.144%, (1 mo. SOFR + 1.814%), 7/15/38(1)(5)	2,209	2,205,181
Federal Home Loan Mortgage Corp., Series 2024-P016, Class A1, 4.606%, 3/25/29(2)	1,878	1,846,601
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KG08, Class A2, 4.134%, 5/25/33(2)	9,599	9,129,783
Federal National Mortgage Association:
Series 2017-M13, Class A2, 3.028%, 9/25/27(2)	2,661	2,513,904
Series 2018-M4, Class A2, 3.167%, 3/25/28(2)	6,217	5,868,801
Series 2018-M13, Class A2, 3.863%, 9/25/30(2)	692	657,044
Series 2019-M1, Class A2, 3.665%, 9/25/28(2)	11,375	10,863,251
Series 2019-M22, Class A2, 2.522%, 8/25/29	5,659	5,105,459
Series 2020-M1, Class A2, 2.444%, 10/25/29	4,000	3,562,592
Series 2023-M1S, Class A2, 4.651%, 4/25/33(2)	3,414	3,344,039
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, 7.066%, 11/10/39(1)	1,312	1,362,029
Great Wolf Trust, Series 2024-WOLF, Class A, 6.871%, (1 mo. SOFR + 1.542%), 3/15/39(1)(5)	3,411	3,410,492
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.776%, (1 mo. SOFR + 1.197%), 5/15/38(1)(5)	4,443	4,435,157
HILT Commercial Mortgage Trust, Series 2024-ORL, Class C, 7.769%, (1 mo. SOFR + 2.44%), 5/15/37(1)(5)	4,595	4,600,753
HLTN Commercial Mortgage Trust:
Series 2024-DPLO, Class A, 6.97%, (1 mo. SOFR + 1.642%), 6/15/41(1)(5)	2,060	2,053,526
Series 2024-DPLO, Class B, 7.32%, (1 mo. SOFR + 1.991%), 6/15/41(1)(5)	2,985	2,978,496
Security	Principal Amount (000's omitted)	Value
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-MHC, Class C, 6.994%, (1 mo. SOFR + 1.414%), 4/15/38(1)(5)	$1,500	$ 1,486,398
JW Commercial Mortgage Trust, Series 2024-MRCO, Class B, 7.261%, (1 mo. SOFR + 1.941%), 6/15/39(1)(5)	2,225	2,225,002
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.619%, (1 mo. SOFR + 2.29%), 12/15/36(1)(5)	2,096	2,105,675
Med Trust:
Series 2021-MDLN, Class B, 6.894%, (1 mo. SOFR + 1.564%), 11/15/38(1)(5)	1,896	1,893,030
Series 2021-MDLN, Class D, 7.444%, (1 mo. SOFR + 2.114%), 11/15/38(1)(5)	1,463	1,462,135
MHC Commercial Mortgage Trust:
Series 2021-MHC, Class A, 6.244%, (1 mo. SOFR + 0.915%), 4/15/38(1)(5)	3,389	3,368,727
Series 2021-MHC, Class B, 6.544%, (1 mo. SOFR + 1.215%), 4/15/38(1)(5)	872	864,459
NJ Trust, Series 2023-GSP, Class A, 6.697%, 1/6/29(1)(2)	2,200	2,270,979
NRTH Mortgage Trust, Series 2024-PARK, Class A, 6.97%, (1 mo. SOFR + 1.641%), 3/15/41(1)(5)	2,775	2,761,866
ORL Trust, Series 2023-GLKS, Class A, 7.679%, (1 mo. SOFR + 2.35%), 10/19/36(1)(5)	1,229	1,235,915
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, 6.72%, (1 mo. SOFR + 1.392%), 5/15/39(1)(5)	3,055	3,044,559
TX Trust, Series 2024-HOU, Class A, 6.91%, (1 mo. SOFR + 1.591%), 6/15/39(1)(5)	3,190	3,168,106
TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/33(1)(2)	3,547	3,688,345
VMC Finance LLC, Series 2021-HT1, Class A, 7.096%, (1 mo. SOFR + 1.764%), 1/18/37(1)(5)	1,188	1,165,573
Total Commercial Mortgage-Backed Securities (identified cost $119,783,876)		$119,476,892

Corporate Bonds — 30.9%

Security	Principal Amount (000’s omitted)	Value
Basic Materials — 0.2%
Celanese U.S. Holdings LLC, 6.70%, 11/15/33	$1,545	$ 1,624,389
South32 Treasury Ltd., 4.35%, 4/14/32(1)	204	184,751
		$ 1,809,140
Communications — 1.5%
AT&T, Inc.:
3.50%, 9/15/53	$2,732	$ 1,856,031
3.65%, 6/1/51	1,415	1,000,269
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	7,035	5,165,856
Comcast Corp., 2.887%, 11/1/51	2,450	1,529,771
SES GLOBAL Americas Holdings, Inc., 5.30%, 3/25/44(1)	219	162,298
SES SA, 5.30%, 4/4/43(1)	130	94,468

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Communications (continued)
T-Mobile USA, Inc., 4.85%, 1/15/29	$4,600	$ 4,543,926
		$ 14,352,619
Consumer, Cyclical — 2.6%
Delta Air Lines, Inc./SkyMiles IP Ltd.:
4.50%, 10/20/25(1)	$437	$ 431,655
4.75%, 10/20/28(1)	1,201	1,170,130
Ford Motor Co., 3.25%, 2/12/32	1,178	974,144
Ford Motor Credit Co. LLC:
5.125%, 6/16/25	1,410	1,399,797
7.122%, 11/7/33	570	602,651
7.20%, 6/10/30	944	993,489
7.35%, 11/4/27	487	507,684
7.35%, 3/6/30	2,056	2,176,996
General Motors Financial Co., Inc.:
4.30%, 4/6/29	366	347,856
5.80%, 1/7/29	961	969,909
5.85%, 4/6/30(7)	1,655	1,675,952
5.95%, 4/4/34	646	646,805
Hyundai Capital America:
5.40%, 6/24/31(1)	830	823,308
5.68%, 6/26/28(1)	1,400	1,415,280
5.80%, 6/26/25(1)	1,688	1,689,704
Tapestry, Inc.:
7.00%, 11/27/26	995	1,022,945
7.35%, 11/27/28	2,012	2,088,747
Toyota Motor Credit Corp., 4.65%, 1/5/29	3,977	3,929,736
WarnerMedia Holdings, Inc., 5.141%, 3/15/52	2,994	2,332,664
		$25,199,452
Consumer, Non-cyclical — 1.6%
AbbVie, Inc., 5.50%, 3/15/64	$2,191	$2,164,644
Ashtead Capital, Inc., 4.25%, 11/1/29(1)	2,501	2,346,912
Bristol-Myers Squibb Co., 5.65%, 2/22/64	3,887	3,799,996
Centene Corp., 2.50%, 3/1/31	2,744	2,253,992
Conservation Fund, 3.474%, 12/15/29	190	171,866
CVS Health Corp.:
4.30%, 3/25/28	136	131,355
5.05%, 3/25/48	2,379	2,051,286
5.55%, 6/1/31	1,274	1,275,522
CVS Pass-Through Trust, 6.036%, 12/10/28	117	116,992
Ford Foundation, 2.415%, 6/1/50	270	162,393
Kaiser Foundation Hospitals, 3.15%, 5/1/27	224	214,777
Merck & Co., Inc., 2.45%, 6/24/50	591	351,503
Pfizer, Inc., 2.625%, 4/1/30	460	408,223
Smithfield Foods, Inc.:
2.625%, 9/13/31(1)	701	561,629
5.20%, 4/1/29(1)	150	145,594
		$16,156,684
Security	Principal Amount (000’s omitted)	Value
Energy — 0.0%(8)
TerraForm Power Operating LLC, 4.75%, 1/15/30(1)	$544	$ 496,352
		$ 496,352
Financial — 18.0%
ABN AMRO Bank NV, 6.339% to 9/18/26, 9/18/27(1)(9)	$1,300	$ 1,317,644
AIB Group PLC, 5.871% to 3/28/34, 3/28/35(1)(9)	1,719	1,708,489
Ally Financial, Inc.:
2.20%, 11/2/28	2,476	2,144,989
6.848% to 1/3/29, 1/3/30(9)	453	465,651
8.00%, 11/1/31	660	728,776
American National Group LLC, 6.144%, 6/13/32(1)	250	239,963
Andrew W. Mellon Foundation, 0.947%, 8/1/27	300	267,530
Banco Santander SA:
1.722% to 9/14/26, 9/14/27(9)	1,000	917,382
4.175% to 3/24/27, 3/24/28(9)	200	192,842
5.294%, 8/18/27	400	397,522
5.538% to 3/14/29, 3/14/30(9)	1,600	1,588,556
6.35%, 3/14/34	1,600	1,602,061
6.938%, 11/7/33	1,400	1,530,197
Bank of America Corp.:
5.468% to 1/23/34, 1/23/35(9)	10,672	10,665,134
5.933% to 9/15/26, 9/15/27(9)	5,980	6,045,746
Bank of New York Mellon Corp., 6.474% to 10/25/33, 10/25/34(9)	1,724	1,860,213
BBVA Bancomer SA, 8.125% to 1/8/34, 1/8/39(1)(9)	1,895	1,920,276
BNP Paribas SA:
5.176% to 1/9/29, 1/9/30(1)(9)	3,975	3,934,563
7.75% to 8/16/29(1)(9)(10)	244	246,688
BPCE SA, 5.716% to 1/18/29, 1/18/30(1)(9)	1,766	1,762,989
Brookfield Finance, Inc., 5.675%, 1/15/35	1,681	1,663,928
CaixaBank SA, 6.84% to 9/13/33, 9/13/34(1)(9)	3,087	3,261,738
Capital One Financial Corp.:
4.20%, 10/29/25	1,000	979,815
6.312% to 6/8/28, 6/8/29(9)	170	173,994
Charles Schwab Corp.:
2.45%, 3/3/27	1,060	988,948
6.136% to 8/24/33, 8/24/34(9)	3,120	3,250,202
CI Financial Corp., 3.20%, 12/17/30	1,826	1,440,077
Citigroup, Inc.:
3.785% to 3/17/32, 3/17/33(9)	1,531	1,364,609
4.00% to 12/10/25(9)(10)	415	398,474
COPT Defense Properties LP, 2.90%, 12/1/33	1,167	919,634
Corebridge Global Funding, 5.20%, 1/12/29(1)	3,203	3,189,443
Credit Agricole SA, 6.316% to 10/3/28, 10/3/29(1)(9)	2,788	2,864,545
Danske Bank AS, 5.427% to 3/1/27, 3/1/28(1)(9)	1,980	1,982,069
Enact Holdings, Inc., 6.25%, 5/28/29	2,720	2,721,910
EPR Properties:
3.60%, 11/15/31	820	684,048
3.75%, 8/15/29	1,515	1,351,453

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Financial (continued)
EPR Properties: (continued)
4.95%, 4/15/28	$2,514	$ 2,407,737
Essent Group Ltd., 6.25%, 7/1/29(3)	1,710	1,709,761
Extra Space Storage LP:
2.55%, 6/1/31	1,375	1,147,497
5.40%, 2/1/34	2,555	2,502,600
5.90%, 1/15/31	1,350	1,379,559
Global Atlantic Fin Co.:
3.125%, 6/15/31(1)	2,569	2,127,327
6.75%, 3/15/54(1)	3,457	3,421,741
7.95%, 6/15/33(1)	344	377,904
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 6.375%, 7/1/34(1)(3)	6,884	6,745,696
HAT Holdings I LLC/HAT Holdings II LLC:
3.375%, 6/15/26(1)(7)	441	416,263
3.75%, 9/15/30(1)(7)	1,300	1,135,098
6.00%, 4/15/25(1)	685	684,903
HSBC Holdings PLC, 7.39% to 11/3/27, 11/3/28(9)	3,022	3,196,914
ING Groep NV, 5.335% to 3/19/29, 3/19/30(9)	5,255	5,236,136
Intesa Sanpaolo SpA:
7.00%, 11/21/25(1)	400	406,565
8.248% to 11/21/32, 11/21/33(1)(9)	3,224	3,557,856
Jefferies Financial Group, Inc., 6.20%, 4/14/34	2,271	2,301,378
JPMorgan Chase & Co.:
3.54% to 5/1/27, 5/1/28(9)	1,100	1,050,106
4.493% to 3/24/30, 3/24/31(9)	799	769,906
5.336% to 1/23/34, 1/23/35(9)	979	973,562
5.766% to 4/22/34, 4/22/35(9)	1,203	1,234,748
6.254% to 10/23/33, 10/23/34(9)	4,345	4,610,744
KeyBank NA, 5.85%, 11/15/27	1,999	1,993,067
KeyCorp, 6.619%, (SOFR + 1.25%), 5/23/25(5)	3,240	3,228,499
LPL Holdings, Inc., 4.00%, 3/15/29(1)	1,974	1,840,981
Metropolitan Life Global Funding I, 4.85%, 1/8/29(1)	3,992	3,960,003
Nuveen LLC, 5.85%, 4/15/34(1)	2,097	2,106,466
PNC Financial Services Group, Inc.:
5.492% to 5/14/29, 5/14/30(9)	4,463	4,488,861
6.875% to 10/20/33, 10/20/34(9)	5,679	6,192,214
Principal Financial Group, Inc., 4.625%, 9/15/42	308	273,280
Societe Generale SA:
5.634% to 1/19/29, 1/19/30(1)(9)	3,281	3,237,137
6.066% to 1/19/34, 1/19/35(1)(9)	1,360	1,347,338
Stifel Financial Corp., 4.00%, 5/15/30	438	403,871
Swedbank AB:
5.407%, 3/14/29(1)	1,012	1,014,191
6.136%, 9/12/26(1)	2,031	2,066,267
Synchrony Bank, 5.40%, 8/22/25	1,900	1,886,328
Synchrony Financial, 4.50%, 7/23/25	1,600	1,573,709
Synovus Bank/Columbus, GA:
4.00% to 10/29/25, 10/29/30(9)	373	335,523
Security	Principal Amount (000’s omitted)	Value
Financial (continued)
Synovus Bank/Columbus, GA: (continued)
5.625%, 2/15/28	$611	$ 590,579
Toronto-Dominion Bank, 8.125% to 10/31/27, 10/31/82(9)	2,368	2,460,025
TPG Operating Group II LP, 5.875%, 3/5/34	2,600	2,612,036
Truist Financial Corp., 5.435% to 1/24/29, 1/24/30(9)	2,641	2,634,647
U.S. Bancorp:
5.384% to 1/23/29, 1/23/30(9)	1,893	1,898,451
5.678% to 1/23/34, 1/23/35(9)	5,794	5,818,497
5.85% to 10/21/32, 10/21/33(9)	1,130	1,148,203
UBS Group AG:
2.095% to 2/11/31, 2/11/32(1)(9)	1,745	1,402,907
9.016% to 11/15/32, 11/15/33(1)(9)	1,014	1,222,844
UniCredit SpA, 2.569% to 9/22/25, 9/22/26(1)(9)	447	428,871
Ventas Realty LP, 5.625%, 7/1/34	2,927	2,902,734
Westpac New Zealand Ltd., 5.132%, 2/26/27(1)	2,419	2,412,502
		$175,646,130
Government - Multinational — 3.4%
Asian Infrastructure Investment Bank:
4.125%, 1/18/29	$2,750	$2,713,660
4.25%, 3/13/34	4,115	4,021,992
European Investment Bank, 3.25%, 11/15/27	13,000	12,473,525
Inter-American Development Bank, 3.50%, 9/14/29	2,200	2,102,872
International Bank for Reconstruction & Development:
3.875%, 2/14/30	4,250	4,129,708
4.00%, 1/10/31	8,000	7,795,382
		$33,237,139
Industrial — 0.6%
BAE Systems PLC, 5.30%, 3/26/34(1)	$1,177	$1,166,654
Penske Truck Leasing Co. LP/PTL Finance Corp., 6.20%, 6/15/30(1)	1,510	1,572,558
Smurfit Kappa Treasury ULC, 5.777%, 4/3/54(1)	1,615	1,607,354
Westinghouse Air Brake Technologies Corp., 5.611%, 3/11/34	1,634	1,644,159
		$5,990,725
Private Equity — 0.2%
Brookfield Finance, Inc., 5.968%, 3/4/54	$1,650	$1,633,573
		$1,633,573
Technology — 1.2%
Apple, Inc., 3.45%, 2/9/45	$936	$725,974
Concentrix Corp., 6.60%, 8/2/28	5,377	5,444,398
Fiserv, Inc., 5.35%, 3/15/31	1,925	1,924,747
Kyndryl Holdings, Inc.:
3.15%, 10/15/31	1,825	1,529,038
6.35%, 2/20/34	1,060	1,077,328

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value
Technology (continued)
Marvell Technology, Inc., 5.75%, 2/15/29(7)	$745	$ 760,983
		$ 11,462,468
Utilities — 1.6%
Algonquin Power & Utilities Corp., 5.365%, 6/15/26	$4,595	$ 4,574,962
Consolidated Edison Co. of New York, Inc., 4.00%, 11/15/57	420	316,433
Engie SA, 5.625%, 4/10/34(1)	3,400	3,386,048
MidAmerican Energy Co., 5.35%, 1/15/34	294	298,269
New England Power Co., 5.936%, 11/25/52(1)	502	506,773
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/28	1,482	1,310,842
5.25%, 3/15/34	5,015	4,929,803
Northern States Power Co., 2.60%, 6/1/51	317	189,643
Terraform Global Operating LP, 6.125%, 3/1/26(1)	225	222,744
		$15,735,517
Total Corporate Bonds (identified cost $302,123,187)		$301,719,799

High Social Impact Investments — 0.2%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(11)(12)	$2,000	$ 1,960,980
Total High Social Impact Investments (identified cost $2,000,000)		$ 1,960,980

Sovereign Government Bonds — 0.8%

Security	Principal Amount (000’s omitted)	Value
Kreditanstalt fuer Wiederaufbau, 4.375%, 2/28/34	$4,539	$ 4,505,838
Nederlandse Waterschapsbank NV, 1.00%, 5/28/30(1)	3,400	2,781,862
Total Sovereign Government Bonds (identified cost $7,368,638)		$ 7,287,700

Taxable Municipal Obligations — 0.2%

Security	Principal Amount (000's omitted)	Value
General Obligations — 0.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	$1,300	$ 1,015,404
		$ 1,015,404
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.0%(8)
California Health Facilities Financing Authority, (No Place Like Home Program):
Social Bonds, 2.984%, 6/1/33	$155	$ 132,948
Social Bonds, 3.034%, 6/1/34	110	92,917
		$ 225,865
Water and Sewer — 0.1%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$555	$ 499,101
		$ 499,101
Total Taxable Municipal Obligations (identified cost $2,215,022)		$ 1,740,370

U.S. Government Agencies and Instrumentalities — 0.0%(8)

Security	Principal Amount (000's omitted)	Value
U.S. Department of Housing and Urban Development:
3.435%, 8/1/34	$145	$ 127,214
3.485%, 8/1/35	85	74,039
3.585%, 8/1/37	150	129,174
Total U.S. Government Agencies and Instrumentalities (identified cost $409,514)		$ 330,427

U.S. Government Agency Mortgage-Backed Securities — 22.2%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.00%, 4/1/51	$220	$ 188,587
5.00%, 2/1/53	1,579	1,529,271
5.50%, with various maturities to 2053	6,977	6,890,046
6.00%, with various maturities to 2053	9,353	9,392,175
6.50%, 8/1/53	3,862	3,939,696
Federal National Mortgage Association:
2.00%, 4/1/51	146	117,515
3.00%, 7/1/49	123	106,079
4.50%, with various maturities to 2052	4,029	3,807,959
5.00%, with various maturities to 2054	13,201	12,769,813
5.50%, with various maturities to 2053	4,336	4,281,423
7.00%, 6/1/53	383	401,594
Government National Mortgage Association II:
2.50%, with various maturities to 2051	524	436,211
5.50%, 6/20/53	1,643	1,643,611
6.00%, with various maturities to 2053	377	381,530
7.00%, 6/20/53	644	669,685

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Uniform Mortgage-Backed Security:
4.00%, 30-Year, TBA(13)	$39,212	$ 35,885,109
4.50%, 30-Year, TBA(13)	51,954	48,988,959
5.00%, 30-Year, TBA(13)	88,077	85,135,338
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $216,547,556)		$ 216,564,601

U.S. Treasury Obligations — 23.5%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bonds:
1.375%, 8/15/50	$2,850	$ 1,459,011
3.875%, 5/15/43	36,214	32,685,257
4.00%, 11/15/52	1,783	1,624,654
4.50%, 2/15/44	4,880	4,788,500
4.75%, 11/15/43	7,200	7,297,875
4.75%, 11/15/53	5,800	5,997,109
U.S. Treasury Notes:
3.50%, 1/31/28	7,893	7,645,265
3.625%, 3/31/28	8,275	8,043,397
3.625%, 5/31/28	8,427	8,187,851
3.875%, 11/30/27	1,998	1,960,264
3.875%, 12/31/27	5,265	5,165,047
4.00%, 2/29/28	4,765	4,692,967
4.00%, 2/15/34	4,238	4,114,502
4.125%, 7/31/28	7,425	7,347,415
4.125%, 3/31/29	10,435	10,330,446
4.25%, 2/28/29	1,600	1,593,094
4.50%, 11/15/33	8,820	8,903,376
4.875%, 11/30/25	63,650	63,586,599
4.875%, 4/30/26	10,400	10,416,656
5.00%, 10/31/25	33,575	33,582,213
Total U.S. Treasury Obligations (identified cost $231,484,493)		$229,421,498

Short-Term Investments — 19.0%
Affiliated Fund — 9.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(14)	95,578,499	$ 95,578,499
Total Affiliated Fund (identified cost $95,578,499)		$ 95,578,499

Securities Lending Collateral — 0.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.33%(15)	500,035	$ 500,035
Total Securities Lending Collateral (identified cost $500,035)		$ 500,035
U.S. Treasury Obligations — 9.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 8/13/24	$20,000	$ 19,874,902
0.00%, 9/26/24	70,000	69,116,950
Total U.S. Treasury Obligations (identified cost $88,991,593)		$ 88,991,852
Total Short-Term Investments (identified cost $185,070,127)		$ 185,070,386
Total Investments — 124.7% (identified cost $1,219,605,251)		$1,215,885,825
Other Assets, Less Liabilities — (24.7)%		$ (240,619,794)
Net Assets — 100.0%		$ 975,266,031

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $310,839,865 or 31.9% of the Fund's net assets.
(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2024.
(3)	When-issued security.
(4)	Step coupon security. Interest rate represents the rate in effect at June 30, 2024.
(5)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2024.

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

(6)	When-issued, variable rate security whose interest rate will be determined after June 30, 2024.
(7)	All or a portion of this security was on loan at June 30, 2024. The aggregate market value of securities on loan at June 30, 2024 was $2,018,356 and the total market value of the collateral received by the Fund was $2,162,340, comprised of cash of $500,035 and U.S. government and/or agencies securities of $1,662,305.
(8)	Amount is less than 0.05%.
(9)	Security converts to variable rate after the indicated fixed-rate coupon period.
(10)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(11)	May be deemed to be an affiliated company.
(12)	Restricted security. Total market value of restricted securities amounts to $1,960,980, which represents 0.2% of the net assets of the Fund as of June 30, 2024.
(13)	TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2024.
(15)	Represents investment of cash collateral received in connection with securities lending.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	806	Long	9/30/24	$164,600,313	$509,909
U.S. 5-Year Treasury Note	1,117	Long	9/30/24	119,047,766	910,382
U.S. 10-Year Treasury Note	102	Long	9/19/24	11,218,406	71,461
U.S. Long Treasury Bond	223	Long	9/19/24	26,383,688	542,274
U.S. Ultra-Long Treasury Bond	1	Long	9/19/24	125,344	(626)
U.S. Ultra 10-Year Treasury Note	(22)	Short	9/19/24	(2,497,688)	21,983
					$2,055,383
Restricted Securities
Description	Acquisition Date	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28	12/15/23	$2,000,000

Abbreviations:
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced
At June 30, 2024, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended June 30, 2024, the Fund used futures contracts to hedge interest rate risk and to manage duration.

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At June 30, 2024, the value of the Fund's investment in Calvert Impact Capital, Inc. and in issuers and funds that may be deemed to be affiliated was $97,539,479, which represents 10.0% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest/ Dividend income	Principal amount/ Shares, end of period
Commercial Mortgage-Backed Securities
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 7.318%, (1 mo. SOFR + 1.992%), 5/15/36	$ 1,077,242	$ —	$ (1,117,961)	$ —	$ (8,342)	$ —	$ 98,938	$ —
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/23	246,573	—	(250,000)	—	3,427	—	771	—
Calvert Impact Capital, Inc., Community Investment Notes, 5.00%, 12/15/28(1)	—	2,000,000	—	—	(39,020)	1,960,980	54,444	2,000,000
Short-Term Investments
Liquidity Fund, Institutional Class(2)	17,004,514	438,937,378	(360,363,393)	—	—	95,578,499	954,743	95,578,499
Total				$ —	$(43,935)	$97,539,479	$1,108,896

(1)	Restricted security.
(2)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$135,028,647	$ —	$135,028,647
Collateralized Mortgage Obligations	—	17,284,525	—	17,284,525
Commercial Mortgage-Backed Securities	—	119,476,892	—	119,476,892
Corporate Bonds	—	301,719,799	—	301,719,799
High Social Impact Investments	—	1,960,980	—	1,960,980
Sovereign Government Bonds	—	7,287,700	—	7,287,700
Taxable Municipal Obligations	—	1,740,370	—	1,740,370
U.S. Government Agencies and Instrumentalities	—	330,427	—	330,427
U.S. Government Agency Mortgage-Backed Securities	—	216,564,601	—	216,564,601
U.S. Treasury Obligations	—	229,421,498	—	229,421,498
Short-Term Investments:
Affiliated Fund	95,578,499	—	—	95,578,499
Securities Lending Collateral	500,035	—	—	500,035

Calvert
Core Bond Fund
June 30, 2024
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$ —	$88,991,852	$ —	$88,991,852
Total Investments	$96,078,534	$1,119,807,291	$ —	$1,215,885,825
Futures Contracts	$2,056,009	$ —	$ —	$2,056,009
Total	$98,134,543	$1,119,807,291	$ —	$1,217,941,834
Liability Description
Futures Contracts	$(626)	$ —	$ —	$(626)
Total	$(626)	$ —	$ —	$(626)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semi-annual or annual report to shareholders.